Note 10 - Employee Defined Contribution Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Contribution Plan, Cost	$ 150	$ 236	$ 303